STOCKHOLDERS’ DEFICIT AND MEZZANINE EQUITY - Schedule of Preferred Stock (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Shares authorized (in shares)	60,000,000	41,387,260
Issued (in shares)		40,255,926
Outstanding (in shares)	0	40,255,926	34,541,150	33,672,045
Carrying value	$ 0	$ 325,200,758	$ 282,185,326	$ 271,051,511
Series A-1
Class of Stock [Line Items]
Shares authorized (in shares)		4,168,647
Issued (in shares)		4,168,647
Outstanding (in shares)		4,168,647
Issuance Price Per Share (in dollars per share)		$ 1.56
Carrying value		$ 6,490,026
Liquidation Preference		$ 6,489,982
Series A-2
Class of Stock [Line Items]
Shares authorized (in shares)		1,893,035
Issued (in shares)		1,893,035
Outstanding (in shares)		1,893,035
Issuance Price Per Share (in dollars per share)		$ 0.58
Carrying value		$ 1,090,840
Liquidation Preference		$ 1,090,820
Series A-3
Class of Stock [Line Items]
Shares authorized (in shares)		541,863
Issued (in shares)		541,863
Outstanding (in shares)		541,863
Issuance Price Per Share (in dollars per share)		$ 0.83
Carrying value		$ 442,374
Liquidation Preference		$ 442,367
Series B-1
Class of Stock [Line Items]
Shares authorized (in shares)		4,870,769
Issued (in shares)		4,870,769
Outstanding (in shares)		4,870,769
Issuance Price Per Share (in dollars per share)		$ 4.72
Carrying value		$ 22,984,122
Liquidation Preference		$ 22,984,071
Series B-2
Class of Stock [Line Items]
Shares authorized (in shares)		533,930
Issued (in shares)		533,930
Outstanding (in shares)		533,930
Issuance Price Per Share (in dollars per share)		$ 3.78
Carrying value		$ 2,015,647
Liquidation Preference		$ 2,015,641
Series C-1
Class of Stock [Line Items]
Shares authorized (in shares)		10,085,422
Issued (in shares)		10,001,485
Outstanding (in shares)		10,001,485
Issuance Price Per Share (in dollars per share)		$ 11.46
Carrying value		$ 114,562,977
Liquidation Preference		$ 114,587,113
Series C-2
Class of Stock [Line Items]
Shares authorized (in shares)		982,272
Issued (in shares)		982,272
Outstanding (in shares)		982,272
Issuance Price Per Share (in dollars per share)		$ 9.18
Carrying value		$ 9,003,134
Liquidation Preference		$ 9,003,124
Series C-3
Class of Stock [Line Items]
Shares authorized (in shares)		1,607,161
Issued (in shares)		559,764
Outstanding (in shares)		559,764
Issuance Price Per Share (in dollars per share)		$ 11.46
Carrying value		$ 7,066,283
Liquidation Preference		$ 6,412,106
Series D-1
Class of Stock [Line Items]
Shares authorized (in shares)		8,894,451
Issued (in shares)		8,894,451
Outstanding (in shares)		8,894,451
Issuance Price Per Share (in dollars per share)		$ 11.51
Carrying value		$ 97,926,084
Liquidation Preference		$ 102,340,201
Series D-2
Class of Stock [Line Items]
Shares authorized (in shares)		2,094,931
Issued (in shares)		2,094,931
Outstanding (in shares)		2,094,931
Issuance Price Per Share (in dollars per share)		$ 10.37
Carrying value		$ 21,694,134
Liquidation Preference		$ 21,694,112
Series E-1
Class of Stock [Line Items]
Shares authorized (in shares)		4,020,556
Issued (in shares)		4,020,556
Outstanding (in shares)		4,020,556
Issuance Price Per Share (in dollars per share)		$ 7.47
Carrying value		$ 33,707,750
Liquidation Preference		$ 30,000,000
Series E-2
Class of Stock [Line Items]
Shares authorized (in shares)		1,694,223
Issued (in shares)		1,694,223
Outstanding (in shares)		1,694,223
Issuance Price Per Share (in dollars per share)		$ 4.86
Carrying value		$ 8,217,388
Liquidation Preference		$ 8,217,284